PROPERTY AND EQUIPMENT NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
PROPERTY AND EQUIPMENT NET
Depreciation expense	$ 10,810	$ 12,234